2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Furniture and Fixture
Depreciation and Amortization Period	5 years	5 years
Office equipment
Depreciation and Amortization Period	3 years	3 years
Leasehold improvements
Depreciation and Amortization Period	5 years	5 years